Short-term bank loans and other debt - Short-term bank loans and other debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 99,468,777	$ 13,624,730
Loan from Hua Xia Bank Co., Ltd. [Member] | Loan From Hua Xia Bank Co Ltd Due December 28 2021 At 8.00 Per Annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 0	9,195,543
Maturity date	Dec. 28, 2021
Stated rate	8.00%
Loan from Hua Xia Bank Co., Ltd. [Member] | Loan from Hua Xia Bank Co Ltd Due July 10, 2022 at 7.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 4,391,675	0
Maturity date	Jul. 10, 2022
Stated rate	7.00%
Loan from Hua Xia Bank Co., Ltd. [Member] | Loan from Hua Xia Bank Co Ltd Due June 11, 2022 at 7.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 12,547,642	0
Maturity date	Jun. 11, 2022
Stated rate	7.00%
Loan from Hua Xia Bank Co., Ltd. [Member] | Loan from Hua Xia Bank Co Ltd Due March 30, 2022 at 8.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 6,273,821	0
Maturity date	Mar. 30, 2022
Stated rate	8.00%
Loan from Tianjin Financial Exchange Center Co., Ltd. [Member] | Loan from Tianjin Financial Exchange Center Co., Ltd. at 8.00% Per Annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 0	2,896,595
Stated rate	8.00%
Loan from Shenzhen Zhong'an Finance Leasing Co.,Ltd. [Member] | Loan from Shenzhen Zhong'an Finance Leasing Co.,Ltd. at 5.89% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 1,568,455	1,532,592
Stated rate	5.89%
Loan from Everbright Bank [Member] | Loan from Everbright Bank Due October 19, 2022 at 8.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 4,705,366	0
Maturity date	Oct. 19, 2022
Stated rate	8.00%
Loan from Henan Zhongyuan Microfinance Co., Ltd [Member] | Loan from Henan Zhongyuan Microfinance Co., Ltd Due July 29, 2022, at 11.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 4,705,366	0
Maturity date	Jul. 29, 2022
Stated rate	11.00%
Loan from Beijing Zhongjin Chengkai Microfinance Co., Ltd [Member] | Loan from Beijing Zhongjin Chengkai Microfinance Co., Ltd Due April 29, 2022, at 15.60% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 1,239,080	0
Maturity date	Apr. 29, 2022
Stated rate	15.60%
Loan from Huaxia Pawnshop Co., Ltd [Member] | Loan from Huaxia Pawnshop Co., Ltd Due June 9 2022 at 30.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 326,239	0
Maturity date	Jun. 09, 2022
Stated rate	30.00%
Loan from Tianjin Guotou Rongshun Microfinance Co., Ltd [Member] | Loan from Tianjin Guotou Rongshun Microfinance Co., Ltd Due September 26, 2022 at 9.60% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 964,600	0
Maturity date	Sep. 26, 2022
Stated rate	9.60%
Loan from Beijing Dingcheng Pawnshop Co., Ltd [Member] | Loan from Beijing Dingcheng Pawnshop Co., Ltd Due March 9, 2022 at 19.20% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 1,882,146	0
Maturity date	Mar. 09, 2022
Stated rate	19.20%
Loan from Bohai Bank Xi'an Branch [Member] | Loan from Bohai Bank Xi'an Branch, Due September 2, 2022 at 7.80% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 1,568,455	$ 0
Maturity date	Sep. 02, 2022
Stated rate	7.80%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due February 5, 2022, at 3.90% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 2,270,000
Maturity date	Feb. 05, 2022
Stated rate	3.90%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due January 19, 2022, at 3.90% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 2,130,000
Maturity date	Jan. 19, 2022
Stated rate	3.90%
Loan from Bank of Zhengzhou Co., Ltd [Member] | Loan from Bank of Zhengzhou Due March 28, 2022, at 6.50% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 54,895,932
Maturity date	Mar. 28, 2022
Stated rate	6.50%